Notes Payable Related Parties - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended							3 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Oct. 07, 2011	Jun. 12, 2011	May 04, 2011	Jan. 31, 2011	Dec. 31, 2010	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 30, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Jun. 18, 2011 EC and WS Family Trust	Jun. 12, 2011 EC and WS Family Trust	May 04, 2011 EC and WS Family Trust	Jun. 12, 2011 Giffoni Family Trust	May 04, 2011 Giffoni Family Trust	Dec. 07, 2011 Promissory Notes [Member]	Nov. 22, 2011 Promissory Notes [Member]	Nov. 08, 2011 Promissory Notes [Member]	Oct. 20, 2011 Promissory Notes [Member]	Oct. 17, 2011 Promissory Notes [Member]	Sep. 28, 2011 Promissory Notes [Member]	Sep. 23, 2011 Promissory Notes [Member]	Sep. 01, 2011 Promissory Notes [Member]	Aug. 19, 2011 Promissory Notes [Member]	Jun. 18, 2011 Promissory Notes [Member]	May 04, 2011 Promissory Notes [Member]	May 04, 2011 Chief Executive Officer [Member]
Notes Payable [Line Items]
Notes Payable-Related Parties: Short-term	$ 1,775,561	$ 5,122,000					$ 300,000
Less Unamortized discount	(566,439)	(171,452)					(566,439)
Debt, Current					$ 3,250															$ 200,000		$ 100,000	$ 100,000	$ 115,000	$ 140,000	$ 120,000	$ 125,000	$ 170,000	$ 200,000	$ 52,000	$ 80,000	$ 150,000	$ 150,000	$ 200,000	$ 440,000
Promissory note interest rate			3.95%	8.00%		6.00%		3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%		3.95%	3.95%	3.95%	3.25%		3.95%	3.25%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			50,296					34,024	41,420	35,503	36,982	50,296	58,091	15,104		50,296	23,237	43,568
Exercise Price			3.38					3.38	3.38	3.38	3.38	3.38	3.38	3.38		3.38	3.38	3.38
Class Of Warrant Or Right Exercise Period	5 years							5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years